Goodwill (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Disclosure of goodwill [Abstract]
Balances at beginning of the year	$ 484,877	$ 454,295	$ 349,764
Business combinations (Note 4)	1,042,163	0	123,933
Goodwill impairment loss	0	0	(38,619)	$ (2,244)
Foreign currency effects	104,054	30,582	19,217
Balances at end of year	$ 1,631,094	$ 484,877	$ 454,295